Offsets	Jul. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Dynex Capital, Inc.
Form or Filing Type	S-3
File Number	333-281180
Initial Filing Date	Aug. 01, 2024
Fee Offset Claimed	$ 11,397.06
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 74,441,939
Termination / Withdrawal Statement
(1)The Registrant previously registered securities having an aggregate offering price of up to $750,000,000.00 pursuant to a registration statement on Form S-3 (File No. 333-281180) (the "prior registration statement"), which was declared effective by the Securities and Exchange Commission on October 25, 2024. The prior registration statement was terminated as of the date of the registration statement to which this prospectus supplement relates. At the time the prior registration statement was terminated, securities having an aggregate offering price of up to $74,441,939 remained unsold under the prior registration statement. Pursuant to Rule 457(p), $11,397.06 in filing fees previously paid and associated with such unsold securities (calculated at the fee rate in effect on the filing date of the prior registration statement) is being applied to partially offset the filing fee payable in connection with this prospectus supplement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Dynex Capital, Inc.
Form or Filing Type	S-3
File Number	333-281180
Filing Date	Aug. 01, 2024
Fee Paid with Fee Offset Source	$ 89,239.03
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Dynex Capital, Inc.
Form or Filing Type	S-3
File Number	333-281180
Filing Date	Oct. 22, 2024
Fee Paid with Fee Offset Source	$ 5,736.63